Marketable Securities	12 Months Ended
Dec. 31, 2016
Investments Debt And Equity Securities [Abstract]
Marketable Securities

7. Marketable Securities

As of both December 31, 2016 and 2015, the Company maintained only cash equivalents comprised of money market funds. As of December 31, 2016, the Company did not hold any securities that were in an unrealized loss position.

There were no realized gains or losses on available-for-sale securities during the years ended December 31, 2016, 2015 or 2014.